Financial Commitments and Contingent Liabilities - Disclosure of Financial Commitments (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017
Financial Commitments [Abstract]
Capital commitments	£ 993	£ 889
Other commitments	362	367
Device purchase commitments	262	423
TV programme rights commitments	2,823	2,644
Total	£ 4,440	£ 4,323